Pensions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Pensions
35	PENSIONS
The Group participates in various employee retirement benefit plans (Note 3(z)). Expenses incurred by the Group in connection with the retirement benefit plans for the year ended December 31, 2022 amounted to RMB 20,728 (2021: RMB 19,939, 2020: RMB 16,833).
For the years ended December 31, 2022
, 2021 and 2020
, the Group had no forfeited in the defined contribution plans available for the Group used to reduce the existing contribution level.